SCHEDULE OF OPERATING LEASE COST AND SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Leases
Operating lease expense	$ 71,676	$ 71,676	$ 41,811
Short term lease cost
Total lease expense	71,676	71,676	41,811
Operating cash flows from operating leases	54,263	72,714	17,866
Cash paid for amounts included in the measurement of lease liabilities	$ 54,263	$ 72,714	$ 17,866
Operating lease, weighted average remaining lease term	2 years 8 months 1 day	3 years 8 months 1 day	4 years 8 months 1 day
Weighted-average discount rate - operating leases	10.00%	10.00%	10.00%